Trade and Other Receivables - Schedule of Allowance For Expected Credit Losses of Trade Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Trade receivables [member]
Schedule of Allowance For Expected Credit Losses of Trade Receivables [Line Items]
At beginning and end of financial year	$ 10,079	$ 10,079
At beginning of financial year	10,079
Non Trade receivables [Member]
Schedule of Allowance For Expected Credit Losses of Trade Receivables [Line Items]
At beginning and end of financial year	123,193	52,005
At beginning of financial year	52,005	40,473
Charged to profit or loss	$ 71,188	$ 11,532